Litigation	12 Months Ended
Dec. 31, 2014
Litigation
38 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses, including those disclosed below. Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described below include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters below includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed below the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The following table presents a roll forward of the Group’s aggregate litigation provisions.
Litigation provisions
2014
CHF million
Balance at beginning of period	2,332
Increase in litigation accruals	2,899
Decrease in litigation accruals	(143)
Decrease for settlements and other cash payments	(4,256)
Foreign exchange translation	190
Balance at end of period	1,022
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed below for which the Group believes an estimate is possible is zero to CHF 1.8 billion.
After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Research-related litigation
Putative class action lawsuits were filed against Credit Suisse Securities (USA) LLC (CSS LLC) in the wake of publicity surrounding the 2002 industry-wide governmental and regulatory investigations into research analyst practices, with In re Credit Suisse – AOL Securities Litigation, filed in the US District Court for the District of Massachusetts, being the remaining outstanding matter. The case was brought on behalf of a class of purchasers of common shares of the former AOL Time Warner Inc. (AOL) who have alleged that CSS LLC’s equity research coverage of AOL between January 2001 and July 2002 was false and misleading. The second amended complaint in this action asserted federal securities fraud and control person liability claims against CSS LLC and certain affiliates and former employees of CSS LLC. Plaintiffs estimated damages of approximately USD 3.9 billion. On January 13, 2012, the district court granted summary judgment in favor of the defendants upon its determination to preclude a plaintiff expert witness. The plaintiffs appealed the summary judgment decision and oral argument on the appeal was held on March 6, 2013. On May 14, 2014, the circuit court affirmed the grant of summary judgment. The plaintiffs then moved for rehearing and rehearing en banc. Subsequently, the circuit court denied the motion for rehearing and rehearing en banc, and therefore this case is now concluded.
Enron-related litigation
Two Enron-related actions remain pending against CSS LLC and certain of its affiliates, both in the US District Court for the Southern District of Texas. In these actions, plaintiffs assert they relied on Enron’s financial statements, and seek to hold the defendants responsible for any inaccuracies in Enron’s financial statements. In Connecticut Resources Recovery Authority v. Lay, et al., the plaintiff seeks to recover from multiple defendants, pursuant to the Connecticut Unfair Trade Practices Act and Connecticut state common law, approximately USD 130 million to USD 180 million in losses it allegedly suffered in a business transaction it entered into with Enron. A motion to dismiss is pending. In Silvercreek Management Inc. v. Citigroup, Inc., et al., the plaintiff seeks to assert federal and state law claims relating to its alleged USD 280 million in losses relating to its Enron investments. A motion to dismiss is pending.
Mortgage-related matters
Various financial institutions, including CSS LLC and certain of its affiliates, have received requests for information from certain regulators and/or government entities, including several members of the RMBS Working Group of the US Financial Fraud Enforcement Task Force, regarding the origination, purchase, securitization, servicing and trading of subprime and non-subprime residential and commercial mortgages and related issues. CSS LLC and its affiliates are cooperating with such requests.
Following an investigation, on November 20, 2012, the New York Attorney General, on behalf of the State of New York, filed a civil action in the Supreme Court for the State of New York, New York County (SCNY) against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The action, which references 64 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors regarding the due diligence and quality control performed on the mortgage loans underlying the RMBS at issue, and seeks an unspecified amount of damages. On December 18, 2013, the New Jersey Attorney General, on behalf of the State of New Jersey (NJAG), filed a civil action in the Superior Court of New Jersey, Chancery Division, Mercer County (SCNJ), against CSS LLC and affiliated entities in their roles as issuer, sponsor, depositor and/or underwriter of RMBS transactions prior to 2008. The action, which references 13 RMBS issued, sponsored, deposited and underwritten by CSS LLC and its affiliates in 2006 and 2007, alleges that CSS LLC and its affiliates misled investors and engaged in fraud or deceit in connection with the offer and sale of RMBS, and seeks an unspecified amount of damages. On August 21, 2014, the SCNJ dismissed without prejudice the action brought against CSS LLC and its affiliates by the NJAG. On September 4, 2014, the NJAG filed an amended complaint against CSS LLC and its affiliates, asserting additional allegations but not expanding the number of claims or RMBS referenced in the original complaint. On September 16, 2014, the Commonwealth of Virginia (Commonwealth), on behalf of the Virginia Retirement System, filed an action against CSS LLC and other financial institutions in Virginia state court relating to an unstated amount of RMBS at issue in connection with losses allegedly incurred by the Virginia Retirement System. On October 16, 2014, the Commonwealth’s claims against CSS LLC and other financial institutions based on offerings issued by affiliates of Countrywide Securities Corporation were removed to the US District Court for the Eastern District of Virginia. The Commonwealth’s other claims against CSS LLC and other financial institutions remain pending in Virginia state court. All actions are at early procedural points.
CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These cases include a class action lawsuit, actions by individual investors in RMBS, actions by monoline insurance companies that guaranteed payments of principal and interest for certain RMBS, and repurchase actions by RMBS trusts, trustees and/or investors. Although the allegations vary by lawsuit, plaintiffs in the class action and individual investor actions generally allege that the offering documents of securities issued by various RMBS securitization trusts contained material misrepresentations and omissions, including statements regarding the underwriting standards pursuant to which the underlying mortgage loans were issued; monoline insurers allege that loans that collateralize RMBS they insured breached representations and warranties made with respect to the loans at the time of securitization and that they were fraudulently induced to enter into the transactions; and repurchase action plaintiffs generally allege breached representations and warranties in respect of mortgage loans and failure to repurchase such mortgage loans as required under the applicable agreements. The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance. Further, amounts attributable to an “operative pleading” for the individual investor actions are not altered for settlements, dismissals or other occurrences, if any, that may have caused the amounts to change subsequent to the operative pleading. In addition to the mortgage-related actions discussed below, a number of other entities have threatened to assert claims against CSS LLC and/or its affiliates in connection with various RMBS issuances, and CSS LLC and/or its affiliates have entered into agreements with some of those entities to toll the relevant statutes of limitations.
Class action litigations
In class actions and putative class actions against CSS LLC as an underwriter of other issuers’ RMBS offerings, CSS LLC generally has or had contractual rights to indemnification from the issuers. However, some of these issuers are now defunct, including affiliates of IndyMac Bancorp (IndyMac). With respect to IndyMac, CSS LLC was named as a defendant in a class action, In re IndyMac Mortgage-Backed Securities Litigation, in the US District Court for the Southern District of New York (SDNY), brought on behalf of purchasers of securities in various IndyMac RMBS offerings. CSS LLC and five other underwriter defendants agreed to a settlement of the IndyMac class action for a total of USD 340 million. In an order dated September 30, 2014, the SDNY granted preliminary approval to the settlement and held a final approval hearing on February 3, 2015. On February 23, 2015, the SDNY entered a final judgment and order of dismissal with prejudice, discontinuing the In re IndyMac Mortgage-Backed Securities Litigation. A further class action lawsuit pending in the SDNY against CSS LLC and certain affiliates and employees, New Jersey Carpenters Health Fund v. Home Equity Mortgage Trust 2006-5, relates to two RMBS offerings, totaling approximately USD 1.6 billion, sponsored and underwritten by the Credit Suisse defendants. On March 17, 2014, the SDNY granted plaintiffs’ motion for class certification for the second of the two RMBS offerings, having previously certified the class for purchasers of the first offering.
Individual investor actions
CSS LLC and, in some instances, its affiliates, as an RMBS issuer, underwriter and/or other participant, and in some instances its employees, along with other defendants, are defendants in: one action brought by The Charles Schwab Corporation in California state court, in which claims against CSS LLC and its affiliates relate to USD 125 million of the RMBS at issue (approximately 9% of the USD 1.4 billion at issue against all defendants in the operative pleading); one action brought by the Federal Deposit Insurance Corporation (FDIC), as receiver for Citizens National Bank and Strategic Capital Bank in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 28 million of the RMBS at issue (approximately 20% of the USD 141 million at issue against all defendants in the operative pleading); four actions brought by the FDIC, as receiver for Colonial Bank: one dismissed action in the SDNY, which is now on appeal, in which claims against CSS LLC relate to approximately USD 92 million of the RMBS at issue (approximately 23% of the USD 394 million at issue against all defendants in the operative pleading), one action in the Circuit Court of Montgomery County, Alabama, in which claims against CSS LLC and its affiliates relate to approximately USD 153 million of the RMBS at issue (approximately 49% of the USD 311 million at issue against all defendants in the operative pleading), and one action in the US District Court for the Central District of California, in which claims against CSS LLC relate to approximately USD 34 million of the RMBS at issue (approximately 12% of the USD 283 million at issue against all defendants in the operative pleading), and one dismissed action in the US District Court for the Central District of California, which is now on appeal, in which claims against CSS LLC relate to approximately USD 12 million of the RMBS at issue (approximately 5% of the USD 259 million at issue against all defendants in the operative pleading); one action brought by Commerzbank AG London Branch in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 121 million of the RMBS at issue (approximately 6% of the USD 1.9 billion at issue against all defendants in the operative pleading); four individual actions brought by the Federal Home Loan Banks of Seattle, San Francisco and Boston in various state and federal courts, in which claims against CSS LLC and its affiliates relate to approximately USD 249 million in the Seattle action, approximately USD 1.7 billion in the San Francisco actions (approximately 18% of the USD 9.5 billion at issue against all defendants in the operative pleadings) and USD 373 million in the Boston action (approximately 7% of the USD 5.7 billion at issue against all defendants in the operative pleading); two actions brought by Massachusetts Mutual Life Insurance Company in the US District Court for the District of Massachusetts, in which claims against CSS LLC and its employees relate to approximately USD 107 million of the RMBS at issue (approximately 97% of the USD 110 million at issue against all defendants in the operative pleadings); one action brought by Watertown Savings Bank in the SCNY, in which claims against CSS LLC and its affiliates relate to an unstated amount of the RMBS at issue; and one action brought by the Texas County and District Retirement System in Texas state court, in which claims against CSS LLC relate to an unstated amount of the RMBS at issue. In addition, on February 6, 2015, Tennessee Consolidated Retirement System filed an action against CSS LLC and other financial institutions in Tennessee state court relating to an unstated amount of RMBS at issue.
CSS LLC and certain of its affiliates and/or employees are the only defendants named in: one action brought by CMFG Life Insurance Company and affiliated entities in the US District Court for the Western District of Wisconsin, in which claims against CSS LLC relate to approximately USD 70 million of RMBS; one action brought by Deutsche Zentral-Genossenschaftsbank AG, New York Branch in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 111 million of RMBS; one action brought by IKB Deutsche Industriebank AG and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 97 million of RMBS; two actions brought by the National Credit Union Administration Board: one as liquidating agent of the US Central Federal Credit Union, Western Corporate Federal Credit Union and Southwest Corporate Federal Credit Union in the US District Court for the District of Kansas, in which claims against CSS LLC and its affiliate relate to approximately USD 311 million of RMBS, and one as liquidating agent of the Southwest Corporate Federal Credit Union and Members United Corporate Federal Credit Union in the SDNY, in which claims against CSS LLC and its affiliates relate to approximately USD 229 million of RMBS; one action brought by Phoenix Light SF Ltd. and affiliated entities in the SCNY, in which claims against CSS LLC and its affiliates relate to approximately USD 362 million of RMBS; one action brought by Royal Park Investments SA/NV in the SCNY, in which claims against CSS LLC and its affiliate relate to approximately USD 360 million of RMBS; and one dismissed action initially brought by The Union Central Life Insurance Company and affiliated entities (Union Central) in the SDNY, which is now on appeal, in which claims against CSS LLC and its affiliates and employees relate to approximately USD 65 million of RMBS. These actions are at early or intermediate procedural points.
As disclosed in Credit Suisse’s quarterly Financial Reports for 2014, individual investor actions discontinued during the course of 2014 included the following: following a settlement, one action brought by Allstate Insurance Company against CSS LLC and its affiliates; following a settlement, two actions brought by Cambridge Place Investment Management Inc. against CSS LLC and its affiliates; following a settlement, one action by the Federal Home Loan Bank of Chicago against CSS LLC; following a settlement, one action by the Federal Home Loan Bank of Indianapolis against CSS LLC and its affiliates; following settlements by CSS LLC and other financial institutions, one action brought by the Federal Housing Finance Agency (FHFA), as conservator for Fannie Mae and Freddie Mac, against CSS LLC and its affiliates and employees and other financial institutions; following a voluntary discontinuance with prejudice, the two consolidated actions brought by Landesbank Baden-Württemberg and affiliated entities against CSS LLC and other financial institutions; following a settlement, one action brought by Minnesota Life Insurance Company and affiliated entities against CSS LLC and its affiliates; following a settlement, one action brought by The Prudential Insurance Company of America and affiliated entities against CSS LLC and its affiliates; following a settlement, the action brought by Sealink Funding Limited against CSS LLC and its affiliates; and following a settlement, one action brought by the Western & Southern Life Insurance Company and affiliated entities against CSS LLC and its affiliates.
In addition, on December 10, 2014, the SDNY presiding in the action brought by Union Central, denied Union Central’s motion to propose a second amended complaint and dismissed in its entirety all claims against CSS LLC and its affiliates and employees with prejudice, relating to approximately USD 65 million of RMBS. On January 8, 2015, Union Central appealed the SDNY’s December 10, 2014 order. On December 17, 2014, following a settlement, the US District Court for the District of Minnesota presiding in the action brought by the John Hancock Life Insurance Co. (U.S.A.) and affiliated entities dismissed with prejudice all claims against CSS LLC, relating to an unstated amount of RMBS at issue against CSS LLC. On January 26, 2015, the California state court presiding in the action brought by the Federal Home Loan Bank of San Francisco dismissed with prejudice claims pertaining to certain RMBS offerings, including certain RMBS offerings on which CSS LLC and its affiliates were sued, reducing the RMBS at issue for CSS LLC and its affiliates from approximately USD 2.2 billion to approximately USD 1.7 billion. Further, as reported in our 2013 Annual Report, on February 14, 2014, as a result of a settlement, the SDNY dismissed with prejudice one of the actions filed by the FHFA in the SDNY against CSS LLC and its affiliates and employees, and on March 21, 2014, CSS LLC and certain affiliates and employees entered into an agreement with the FHFA to settle all claims in two actions filed by the FHFA in the SDNY.
Monoline insurer disputes
CSS LLC and certain of its affiliates are defendants in two pending monoline insurer actions, one commenced by MBIA Insurance Corp. (MBIA), the other commenced by Financial Guaranty Insurance Company (FGIC), each of which guaranteed payments of principal and interest related to approximately USD 770 million and USD 240 million of RMBS, respectively, issued in offerings sponsored by Credit Suisse. One theory of liability advanced by the monoline insurers is that an affiliate of CSS LLC must repurchase certain mortgage loans from the trusts at issue. In each action, plaintiffs claim that the vast majority of the underlying mortgage loans breach certain representations and warranties, and that the affiliate has failed to repurchase the allegedly defective loans. In addition, the monoline insurers allege claims for fraud, fraudulent inducement, material misrepresentations, and breaches of warranties, repurchase obligations, access rights and servicing obligations, and reimbursement. MBIA and FGIC have submitted repurchase demands for loans with an original principal balance of approximately USD 549 million and USD 37 million, respectively. These actions are pending in the SCNY and are at early or intermediate procedural points.
In addition, CSS LLC and certain of its affiliates were sued by Assured Guaranty Corp. and Assured Guaranty Municipal Corp. (Assured) which guaranteed payments of principal and interest related to approximately USD 570 million of RMBS issued in offerings sponsored by Credit Suisse and submitted repurchase demands for loans with an original principal balance of approximately USD 2.2 billion. On November 20, 2014, U.S. Bank, National Association, as trustee of six trusts, filed a motion to intervene as it was not previously a party in this action. Following a settlement, on November 25, 2014, a stipulation discontinuing the action brought by Assured was filed in the SCNY. On March 5, 2015, the SCNY denied U.S. Bank, National Association’s motion to intervene. Thus, the action is dismissed.
Further, CIFG Assurance North America, Inc. (CIFG) filed an action against CSS LLC in the SCNY, relating to financial guaranty insurance issued by CIFG on a CDS guaranteeing payment on approximately USD 396 million of notes of a collateralized debt obligation. CIFG alleges material misrepresentation in the inducement of an insurance contract and fraud relating to alleged affirmative misrepresentations and material omissions made to induce CIFG to guarantee the CDS. The SCNY granted CSS LLC’s motion to dismiss the action and that ruling is on appeal.
Repurchase litigations
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in: one action brought by Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7, in which plaintiff alleges damages of not less than USD 319 million; one action brought by Home Equity Asset Trust, Series 2006-8, in which plaintiff alleges damages of not less than USD 436 million; one action brought by Home Equity Asset Trust 2007-1, in which plaintiff alleges damages of not less than USD 420 million; one action brought by Home Equity Asset Trust Series 2007-3, in which plaintiff alleges damages of not less than USD 206 million; one action brought by Asset Backed Securities Corporation Home Equity Loan Trust Series AMQ 2007-HE2, in which no damages amount is alleged; one action brought by Home Equity Asset Trust 2007-2, in which plaintiff alleges damages of not less than USD 495 million; and one action brought by CSMC Asset-Backed Trust 2007-NC1, in which no damages amount is alleged. DLJ and its affiliate, Select Portfolio Servicing, Inc. (SPS), are defendants in: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3 and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD 730 million, and allege that SPS obstructed the investigation into the full extent of the defects in the mortgage pools by refusing to afford the trustee reasonable access to certain origination files; and one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD 500 million, and alleges that SPS likely discovered DLJ’s alleged breaches of representations and warranties but did not notify the trustee of such breaches, in alleged violation of its contractual obligations. These actions are brought in the SCNY and are at early or intermediate procedural points.
As disclosed in Credit Suisse’s fourth quarter Financial Report of 2013, the following repurchase actions were dismissed with prejudice in 2013: the three consolidated actions brought by Home Equity Asset Trust 2006-5, Home Equity Asset Trust 2006-6 and Home Equity Asset Trust 2006-7 against DLJ. Those dismissals are on appeal.
Refco-related litigation
In March 2008, CSS LLC was named, along with other financial services firms, accountants, lawyers, officers, directors and controlling persons, as a defendant in an action filed in New York state court (later removed to the SDNY) by the Joint Official Liquidators of various SPhinX Funds and the trustee of the SphinX Trust, which holds claims that belonged to PlusFunds Group, Inc. (PlusFunds), the investment manager for the SPhinX Funds. The operative amended complaint asserted claims against CSS LLC for aiding and abetting breaches of fiduciary duty and aiding and abetting fraud by Refco’s insiders in connection with Refco’s August 2004 notes offering and August 2005 initial public offering. Plaintiffs sought to recover from defendants more than USD 800 million, consisting of USD 263 million that the SphinX Managed Futures Fund, a SPhinX fund, had on deposit and lost at Refco, several hundred million dollars in alleged additional “lost enterprise” damages of PlusFunds, and pre-judgment interest. In November 2008, CSS LLC filed a motion to dismiss the amended complaint. In February 2012, the court granted in part and denied in part the motion to dismiss, which left intact part of plaintiffs’ claim for aiding and abetting fraud. In August 2012, CSS LLC filed a motion for summary judgment with respect to the remaining part of plaintiffs’ aiding and abetting fraud claim. In December 2012, the court granted the motion, thus dismissing CSS LLC from the case. The court entered a final judgment dismissing the claims against CSS LLC on August 16, 2014 and, on September 16, 2014, plaintiffs appealed to the US Court of Appeals for the Second Circuit. Briefing of the appeal is ongoing, and oral argument is expected in 2015.
Bank loan litigation
On January 3, 2010, the Bank and other affiliates were named as defendants in a lawsuit filed in the US District Court for the District of Idaho by homeowners in four real estate developments, Tamarack Resort, Yellowstone Club, Lake Las Vegas and Ginn Sur Mer. The Bank arranged, and was the agent bank for, syndicated loans provided for all four developments, which have been or are now in bankruptcy or foreclosure. Plaintiffs generally allege that the Bank and other affiliates committed fraud by using an unaccepted appraisal method to overvalue the properties with the intention to have the borrowers take out loans they could not repay because it would allow the Bank and other affiliates to later push the borrowers into bankruptcy and take ownership of the properties. Plaintiffs demanded USD 24 billion in damages. Cushman & Wakefield, the appraiser for the properties at issue, is also named as a defendant. After the filing of amended complaints and motions to dismiss, the claims were significantly reduced. On September 24, 2013, the court denied the plaintiffs’ motion for class certification so the case cannot proceed as a class action. On February 5, 2015, the court granted plaintiffs’ motion for leave to file an amended complaint, adding additional individual plaintiffs.
The Bank and other affiliates are also the subject of certain other related litigation regarding these four and other similar real estate developments. Such litigation includes two cases brought in Texas and New York state courts against Bank affiliates by entities related to Highland Capital Management LP (Highland). In the case in Texas state court, a jury trial was held on one of the claims in December 2014. A verdict was issued for the plaintiff on that claim; judgment has not yet been entered. In the case in New York state court, the court granted in part and denied in part the Bank’s summary judgment motion. Bank affiliates separately sued Highland-managed funds on related trades and received a favorable judgment which has been appealed.
Tax and securities law matters
Beginning in 2011, Credit Suisse responded to subpoenas and other requests for information from the United States Department of Justice (DOJ), the SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities were investigating possible violations of US tax and securities laws. In particular, the DOJ was investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC investigated whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees were indicted and two former employees pled guilty (in one case, as to conduct while employed at other financial institutions that did not involve Credit Suisse and in the other case as to conduct while employed at a former Credit Suisse subsidiary prior to 2006 and other financial institutions after 2006). Credit Suisse received a grand jury target letter from the DOJ in July 2011.
On February 21, 2014, Credit Suisse AG reached a settlement with the SEC that resolved the SEC’s investigation regarding registration as an investment advisor and broker-dealer. In a settled administrative and cease-and-desist proceeding, the SEC charged Credit Suisse AG with violating Section 15(a) of the US Securities Exchange Act of 1934 (Exchange Act) and Section 203(a) of the US Investment Advisers Act of 1940 (Advisers Act). Specifically, the SEC’s Order found that from at least 2002 through its exit from the US cross-border securities business which Credit Suisse AG began in 2008, Credit Suisse AG, through actions of certain of its relationship managers, violated the federal securities laws by providing certain cross-border brokerage and investment advisory services to US clients at a time when Credit Suisse AG was not registered with the SEC as a broker-dealer or investment advisor. As part of the settlement of the investigation, Credit Suisse AG agreed, among other things, to cease-and-desist from committing or causing any future violations of Section 15(a) of the Exchange Act or Section 203(a) of the Advisers Act and to pay approximately USD 196 million, inclusive of disgorgement of approximately USD 82 million, prejudgment interest of approximately USD 64 million, and a civil money penalty in the amount of USD 50 million. Credit Suisse AG also agreed to the appointment of an independent consultant to review its cross-border compliance policies with respect to the US securities laws and verify that Credit Suisse AG has exited the US cross-border business. The independent consultant has issued its report and Credit Suisse AG is addressing certain additional items.
On May 19, 2014, Credit Suisse AG entered into a settlement regarding all outstanding US cross-border matters, including agreements with the DOJ, the New York State Department of Financial Services (DFS) and the Board of Governors of the US Federal Reserve System (Fed). As part of the settlement, Credit Suisse AG entered a guilty plea to one count of conspiracy to assist US customers in presenting false income tax returns to the US Internal Revenue Service (IRS) in violation of Title 18, US Code section 371, in connection with the former Swiss-based cross border Private Banking business. In total, Credit Suisse AG agreed to pay USD 2,815 million comprised of the following components: (a) USD 2,000 million for the DOJ, including USD 666.5 million in restitution to the IRS and USD 1,333.5 million as a fine (including USD 196 million for the SEC as described in the preceding paragraph); (b) USD 715 million for the DFS; and (c) USD 100 million for the Fed. In prior quarters, Credit Suisse had taken litigation provisions totaling CHF 892 million related to this matter. As a result, the pre-tax impact of the final settlement in the second quarter of 2014 was CHF 1,618 million and the after-tax impact was CHF 1,598 million. The amounts due to the SEC, Fed and DFS were paid in May 2014. The amount due to the DOJ, including the part thereof allocated to the IRS, was paid following the sentencing hearing for Credit Suisse AG, which took place on November 21, 2014. In addition to such payments, Credit Suisse AG, among other things, engaged an independent corporate monitor that reports to the DFS (a separate position from the independent consultant agreed to in the settlement with the SEC), provides ongoing reports to various agencies and terminated the employment of certain individuals at Credit Suisse AG associated with the improper conduct. Credit Suisse AG is paying for the cost of the monitor.
Rates-related matters
Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with respect to a number of currencies, as well as the pricing of certain related derivatives. These ongoing investigations have included information requests from regulators regarding LIBOR-setting practices and reviews of the activities of various financial institutions, including the Group. The Group, which is a member of three LIBOR rate-setting panels (US Dollar LIBOR, Swiss Franc LIBOR and Euro LIBOR), is cooperating fully with these investigations. In particular, it has been reported that regulators are investigating whether financial institutions engaged in an effort to manipulate LIBOR, either individually or in concert with other institutions, in order to improve market perception of these institutions’ financial health and/or to increase the value of their proprietary trading positions. In response to regulatory inquiries, Credit Suisse commissioned a review of these issues. To date, Credit Suisse has seen no evidence to suggest that it is likely to have any material exposure in connection with these issues.
The reference rates investigations have also included information requests from regulators regarding trading activities, information sharing and the setting of benchmark rates in the foreign exchange and commodities markets. On March 31, 2014, the Swiss Competition Commission announced a formal investigation of numerous Swiss and international financial institutions, including the Group, in relation to the setting of exchange rates in foreign exchange trading. The Group is cooperating fully with these investigations. The investigations are ongoing and it is too soon to predict the final outcome of the investigations.
In addition, members of the US Dollar LIBOR panel, including Credit Suisse, have been named in various civil lawsuits filed in the US. All but two of these matters have been consolidated for pre-trial purposes into a multi-district litigation in the SDNY. On March 29, 2013, the court dismissed a substantial portion of the case against the panel banks, dismissing the claims under the Racketeer Influenced and Corrupt Organizations Act and the Sherman Antitrust Act, as well as all state law claims, leaving only certain claims under the Commodity Exchange Act based on LIBOR-related instruments entered into after May 30, 2008. Plaintiffs appealed part of the decision, and after a federal appeals court dismissed the appeal as premature, the US Supreme Court granted review and reversed the federal appeals court. The federal appeals court has set a briefing schedule for plaintiffs’ appeal of the dismissal of their claims. Subsequently, on August 23, 2013, the trial court rejected plaintiffs’ requests to replead the dismissed causes of action, except for certain of plaintiffs’ state law claims, which were replead by the plaintiffs. The court held a hearing on defendants’ motion to dismiss the remaining claims on February 4, 2014. In June 2014, the court denied most of defendants’ motion to dismiss. Plaintiffs filed amended complaints and briefing on defendants’ motions to dismiss these complaints either is complete or is expected to be complete in the first quarter of 2015. One of the matters not consolidated in the multi-district litigation is also in the SDNY and a motion to dismiss is pending. The other matter is proceeding in state court in New York and a motion to dismiss has been fully briefed.
Additionally, Credit Suisse Group AG and an affiliate as well as other financial institutions have been named in three pending civil class action lawsuits in the SDNY relating to the alleged manipulation of foreign exchange rates. On January 28, 2015, the court denied defendants’ motion to dismiss the class action brought by US-based investors and foreign plaintiffs who transacted in the US, but granted their motion to dismiss the two class actions brought by foreign-based investors.
Furthermore, in February 2015, various banks that served on the Swiss franc LIBOR panel, including Credit Suisse Group AG, were named in a civil putative class action lawsuit filed in the SDNY, alleging manipulation of Swiss franc LIBOR to benefit defendants’ trading positions.
Credit Suisse AG, New York Branch and other financial institutions have also been named in a pending consolidated civil class action lawsuit relating to the alleged manipulation of the ISDAFIX rate for US dollars in the SDNY. On February 12, 2015, the class plaintiffs filed a consolidated amended class action complaint.
Singapore MAS matter
On June 14, 2013, the Monetary Authority of Singapore (MAS) announced it was taking supervisory action against 20 banks for various deficiencies relating to the benchmark processes regarding the Singapore dollar interest rate benchmarks, Singapore Interbank Offered Rates and Swap Offered Rates, and the foreign exchange spot benchmarks commonly used to settle Non-Deliverable Forward foreign exchange contracts. Credit Suisse AG Singapore Branch (CSSB) was one of the named banks. The MAS censured the banks and directed them to adopt measures to address these deficiencies. The MAS has also required 19 of the 20 banks, including CSSB, to set aside additional statutory reserves for a period of one year. CSSB, along with six other panel banks, has been calibrated in the third of five tiers by the MAS and required to set aside additional statutory reserves of SGD 400-600 million, which were deposited with the MAS in a non-interest bearing account. During the second quarter of 2014, having completed remedial actions to strengthen governance, internal controls and surveillance systems for these benchmark submissions and trading operations, the MAS returned these additional statutory reserves to CSSB.
CDS-related matters
In July 2013, the Directorate General for Competition of the European Commission (DG Comp) issued a Statement of Objections (SO) to various entities of thirteen CDS dealer banks, certain Markit entities and ISDA in relation to DG Comp’s investigation into possible violations of competition law by certain CDS market participants. Certain Credit Suisse entities were among the named bank entities. The SO marks the commencement of enforcement proceedings in respect of what DG Comp alleges were unlawful attempts to prevent the development of exchange traded platforms for CDS between 2006 and 2009. DG Comp has sent out requests for information and the named Credit Suisse entities are cooperating with such requests.
In addition, certain Credit Suisse entities, as well as other banks and entities, have been named defendants in a consolidated multi-district civil litigation proceeding in the SDNY alleging violations of antitrust law related to CDS. In September 2014, the court overseeing the civil litigation granted in part and denied in part the defendants’ motion to dismiss, which allowed the case to proceed to discovery. Further, a Credit Suisse entity has received civil investigative demands from the DOJ.
Net new assets-related matters
On February 26, 2014, the United States Senate Permanent Subcommittee on Investigations issued a report that included a discussion of Credit Suisse’s determinations about and disclosures of net new assets and, as previously disclosed, Credit Suisse is conducting a review of this topic. The SEC is also conducting an investigation. The disclosure of net new assets is required by banks operating in Switzerland pursuant to Guidelines on Accounting Standards issued by the FINMA.
Alternative trading systems
Credit Suisse is responding to inquiries from various governmental and regulatory authorities concerning the operation of its alternative trading systems, and is cooperating with those requests. Credit Suisse Group AG was also among more than thirty defendants named in putative class action complaints filed in the SDNY since April 2014, alleging violations of US securities laws related to high-frequency trading. Credit Suisse Group AG was never served with the complaints in which it was named as a defendant and those complaints have been superseded by a consolidated amended complaint filed in September 2014 that is now operative. Since no Credit Suisse entity was named in such consolidated amended complaint, Credit Suisse Group AG is no longer a party to the lawsuit.
Caspian Energy litigation
A lawsuit was brought against Credit Suisse International (CSI) in English court by Rosserlane Consultants Limited and Swinbrook Developments Limited. The litigation relates to the forced sale by CSI in 2008 of Caspian Energy Group LP (CEG), the vehicle through which the plaintiffs held a 51% stake in the Kyurovdag oil and gas field in Azerbaijan. CEG was sold for USD 245 million following two unsuccessful merger and acquisition processes. The plaintiffs allege that CEG should have been sold for at least USD 700 million. The trial took place at the end of 2014 and on February 20, 2015, the case was dismissed and judgment given in favor of CSI.
ATA litigation
A lawsuit was filed on November 10, 2014 in the US District Court for the Eastern District of New York against a number of banks, including Credit Suisse AG, alleging claims under the United States Anti-Terrorism Act (ATA). The action alleges a conspiracy between Iran and various international financial institutions, including the defendants, in which they agreed to alter, falsify, or omit information from payment messages that involved Iranian parties for the express purpose of concealing the Iranian parties’ financial activities and transactions from detection by US authorities. The complaint, brought by approximately 200 plaintiffs, alleges that this conspiracy has made it possible for Iran to transfer funds to Hezbollah and other terrorist organizations actively engaged in harming US military personnel and civilians. On March 16, 2015, Credit Suisse AG and the other defendants filed motions to dismiss.
MPS
In late 2014, the Monte dei Paschi di Siena Foundation (Foundation) filed a lawsuit in the Civil Court of Milan, Italy seeking EUR 3 billion in damages jointly from Credit Suisse Securities (Europe) Limited (CSSEL), Banca Leonardo & Co S.p.A. and former members of the Foundation’s management committee. The lawsuit relates to the fairness opinions CSSEL and Banca Leonardo & Co S.p.A. delivered to the Foundation in connection with the EUR 9 billion acquisition of Banca Antonveneta S.p.A. by Banca Monte dei Paschi di Siena S.p.A. (BMPS) in 2008. BMPS funded the acquisition by a EUR 5 billion rights offer and the issuance of unredeemable securities convertible into BMPS shares, in which the Foundation invested EUR 2.9 billion and EUR 490 million, respectively. The Foundation alleges that the fairness opinions were issued in the absence of key financial information. CSSEL believes that the claim lacks merit and is not supported by the available evidence.
Icelandic banks
CSSEL is defending clawback claims of USD 16 million and EUR 22 million brought by the Winding Up Committees (WUCs) of the Icelandic banks Kaupthing Bank hf and LBI hf (previously Landsbanki Islands hf) in the District Court of Reykjavik, Iceland. The claims concern the buyback by the Icelandic banks of their own bonds from CSSEL in the months prior to the Icelandic banks’ insolvency. The primary basis for the clawback is that the buybacks constituted early repayments of debt to CSSEL. In addition, CSI is defending a EUR 170 million clawback claim brought by the WUC of Kaupthing Bank hf in the District Court of Reykjavik, Iceland. The claim relates to CSI’s issuance of ten credit linked notes in 2008, which the WUC is seeking to challenge under various provisions of Icelandic insolvency law in order to claw back funds paid to CSI. The WUCs are also claiming significant penalty interest under Icelandic law in respect of both the CSSEL and CSI claims. CSSEL argues that the buyback transactions are governed by English or New York law and CSI argues that the purchase of the credit linked notes is governed by English law, neither of which provides a legal basis for such clawback actions. In October 2014, the Court of the European Free Trade Association States issued a non-binding decision supporting CSI’s and CSSEL’s position that the governing law of the transactions is relevant. A trial is currently expected to take place in respect of the CSSEL claims in the second half of 2015 and in respect of the CSI claim in 2017. Separately, CSI is pursuing a claim for USD 226 million in the District Court of Reykjavik, Iceland against Kaupthing Bank hf’s WUC in order to enforce certain security rights arising under a 2007 structured trade. CSI acquired the security rights following Kaupthing Bank hf’s insolvency in 2008. A trial of this claim is currently expected to take place in 2017.
Italian investigation
In Italy, a criminal investigation into allegations of unauthorized exercise of financial activity and related offenses has been initiated against subsidiaries and branches of Credit Suisse. Credit Suisse is cooperating in the investigation.

Bank
Litigation	36 Litigation > Refer to “Note 38 – Litigation” in V – Consolidated financial statements – Credit Suisse Group for further information.